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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549
                                 FORM N-PX

       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

                                 811-05037
                   ------------------------------------

                    Investment Company Act file number

                     Professionally Managed Portfolios
                            The Osterweis Fund
             -------------------------------------------------
            (Exact name of registrant as specified in charter)

                    2020 East Finanacial Way, Suite 100
                               Glendora, CA
           -----------------------------------------------------
           (Address of principal executive offices)   (Zip code)

                               Chad Fickett
                      U.S. Bancorp Fund Services, LLC
                         615 East Michigan Street
                           Milwaukee, WI  53202
                 ----------------------------------------
                  (Name and address of agent for service)

Registrant telephone number, including area code:  (800) 236-0050

Date of fiscal year end:  June 30, 2004

Date of reporting period:  June 30, 2004

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS 3507.



                                SIGNATURES
                        [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Professionally Managed Portfolios - The Osterweis Fund

                          /S/ Robert M. Slotky
                 ________________________________________
                         By (Signature and Title)

                        Robert M. Slotky, President
                 ----------------------------------------
                             (Name and Title)*

(Registrant)

                 ________________________________________
                         By (Signature and Title)


                 ----------------------------------------
                             (Name and Title)*

(Registrant)

                 ________________________________________
                         By (Signature and Title)


                 ----------------------------------------
                             (Name and Title)*

Date  August 24, 2004

* Print the name and title of each signing officer under his or her signature.

SEC 2451 (4-03    Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

                                             Form N-PX Table
( A )                     ( B )   ( C )      ( D )     ( E )                            ( F )        ( G )  ( H )     ( I )
Issue Name                Symbol  CUSIP      Meeting   Matter Voted On                  Proposed By  Voted  Vote Cast For/Against
                                             Date                                                                     Mgmt
Airtran Holdings          AAI     00949P108  05/20/04  Elect J. Veronica Biggins        MGMT         YES    FOR       For
Airtran Holdings          AAI     00949P108  05/20/04  Elect Robert Fornaro             MGMT         YES    FOR       For
Airtran Holdings          AAI     00949P108  05/20/04  Elect Robert L. Priddy           MGMT         YES    FOR       For
Anheuser-Busch            BUD     035229103  04/28/04  Elect August A. Busch III        MGMT         YES    FOR       For
Anheuser-Busch            BUD     035229103  04/28/04  Elect Carlos Fernandez G.        MGMT         YES    FOR       For
Anheuser-Busch            BUD     035229103  04/28/04  Elect James R. Jones             MGMT         YES    FOR       For
Anheuser-Busch            BUD     035229103  04/28/04  Elect Andrew C. Taylor           MGMT         YES    FOR       For
Anheuser-Busch            BUD     035229103  04/28/04  Elect Douglas A. Warner III      MGMT         YES    FOR       For
Anheuser-Busch            BUD     035229103  04/28/04  RatifySelection of Auditors      MGMT         YES    FOR       For
Bausch & Lomb             BOL     071707103  04/27/04  Elect Alan M. Bennett            MGMT         YES    FOR       For
Bausch & Lomb             BOL     071707103  04/27/04  Elect Domenico De Sole           MGMT         YES    FOR       For
Bausch & Lomb             BOL     071707103  04/27/04  Elect Kenneth L. Wolfe           MGMT         YES    FOR       For
Bausch & Lomb             BOL     071707103  04/27/04  Elect Ronald L. Zarrella         MGMT         YES    FOR       For
Bausch & Lomb             BOL     071707103  04/27/04  Ratify Selection of Auditors     MGMT         YES    FOR       For
Bowater Inc.              BOW     102183100  05/12/04  Elect Arnold M. Nemirow          MGMT         YES    FOR       For
Bowater Inc.              BOW     102183100  05/12/04  Elect Arthur R. Sawchuk          MGMT         YES    FOR       For
Bowater Inc.              BOW     102183100  05/12/04  Elect Gordon D. Giffin           MGMT         YES    FOR       For
Bowater Inc.              BOW     102183100  05/12/04  Elect Douglas A. Pertz           MGMT         YES    FOR       For
Durect                    DRRX    266605104  06/03/04  Elect Felix Theeuwes             MGMT         YES    FOR       For
Durect                    DRRX    266605104  06/03/04  Elect Albert L. Zesiger          MGMT         YES    FOR       For
Durect                    DRRX    266605104  06/03/04  Ratify Selection of Auditors     MGMT         YES    FOR       For
First Health Group Corp.  FHCC    320960107  05/13/04  Elect Michael J. Boskin          MGMT         YES    FOR       For
First Health Group Corp.  FHCC    320960107  05/13/04  Elect Daniel S. Brunner          MGMT         YES    FOR       For
First Health Group Corp.  FHCC    320960107  05/13/04  Elect Raul E. Cesan              MGMT         YES    FOR       For
First Health Group Corp.  FHCC    320960107  05/13/04  Elect Ronald H. Galowich         MGMT         YES    FOR       For
First Health Group Corp.  FHCC    320960107  05/13/04  Elect Harold S. Handelsman       MGMT         YES    FOR       For
First Health Group Corp.  FHCC    320960107  05/13/04  Elect Don Logan                  MGMT         YES    FOR       For
First Health Group Corp.  FHCC    320960107  05/13/04  Elect William E. Mayer           MGMT         YES    FOR       For
First Health Group Corp.  FHCC    320960107  05/13/04  Elect David E. Simon             MGMT         YES    FOR       For
First Health Group Corp.  FHCC    320960107  05/13/04  Elect James C. Smith             MGMT         YES    FOR       For
First Health Group Corp.  FHCC    320960107  05/13/04  Elect Edward L. Wristen          MGMT         YES    FOR       For
First Health Group Corp.  FHCC    320960107  05/13/04  Ratify Selection of Auditors     MGMT         YES    FOR       For
Forest Laboratories-Cl A  FRX     345838106  08/11/03  Elect Directors                  MGMT         YES    FOR       For
Forest Laboratories-Cl A  FRX     345838106  08/11/03  Increase Authorized Common Stoc  MGMT         YES    FOR       For
Forest Laboratories-Cl A  FRX     345838106  08/11/03  Ratify Selection of Auditors     MGMT         YES    FOR       For
GATX                      GMT     361448103  04/23/04  Elect Rod F. Dammeyer            MGMT         YES    FOR       For
GATX                      GMT     361448103  04/23/04  Elect James M. Denny             MGMT         YES    FOR       For
GATX                      GMT     361448103  04/23/04  Elect Richard M. Fairbanks III   MGMT         YES    FOR       For
GATX                      GMT     361448103  04/23/04  Elect Deborah M. Fretz           MGMT         YES    FOR       For
GATX                      GMT     361448103  04/23/04  Elect Miles L. Marsh             MGMT         YES    FOR       For
GATX                      GMT     361448103  04/23/04  Elect Michael E. Murphy          MGMT         YES    FOR       For
GATX                      GMT     361448103  04/23/04  Elect Ronald H. Zech             MGMT         YES    FOR       For
GATX                      GMT     361448103  04/23/04  Ratify Selection of Auditors     MGMT         YES    FOR       For
GATX                      GMT     361448103  04/23/04  Adopt Stock Option Plan          MGMT         YES    FOR       For
GATX                      GMT     361448103  04/23/04  Approve Annual Bonus Plan        MGMT         YES    FOR       For